Updates to Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Updates to Accounting Policies [Abstract]
Updates to Accounting Policies

4. UPDATES TO ACCOUNTING POLICIES
As of January 1, 2024, the Company updated its accounting policies to aggregate certain items presented in the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Cash Flows to more appropriately reflect the integrated operations of the business. There were no re-measurements of balances. Certain historical disaggregated balances continue to be presented in Note 1.
The following presentation changes were made with comparative periods being re-presented:
•Gross sales and royalties were aggregated and presented as ‘Revenues’.
•Purchased product and transportation and blending were aggregated and presented as ‘Purchased Product, Transportation and Blending’.
•Depreciation, depletion and amortization, and exploration expense were aggregated and presented as ‘Depreciation, Depletion, Amortization and Exploration Expense’.
•Finance costs and interest income were aggregated and presented as ‘Finance Costs, Net’.
•Revaluation (gain) loss and (gain) loss on divestiture of assets were aggregated and presented as ‘(Gain) Loss on Divestiture of Assets’.